Deposits by Banks	12 Months Ended
Dec. 31, 2018
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Deposits by Banks

26. DEPOSITS BY BANKS

	Group
	2018 £m	2017 £m
Items in the course of transmission	262	303
Deposits held as collateral	4,048	1,760
Other deposits(1)	12,891	10,645
Amounts due to Santander UK subsidiaries	20	–

	17,221	12,708

(1)	Includes drawdown from the TFS of £10.8bn (2017: £8.5bn).